UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:	Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: September 30,

Date of reporting period: June 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS SMALL CAP VALUE FUND

FORM N-Q

JUNE 30, 2009

LEGG MASON PARTNERS SMALL CAP VALUE FUND

Schedule of Investments (unaudited)	June 30, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS† - 8.9%
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 1.6%
215,750	Cooper Tire & Rubber Co.	$2,140,240
59,450	WABCO Holdings Inc.	1,052,265

	Total Auto Components	3,192,505

Diversified Consumer Services - 1.3%
34,980	Sotheby’s Holdings Inc.	493,568
63,748	Steiner Leisure Ltd. *	1,946,226

	Total Diversified Consumer Services	2,439,794

Hotels, Restaurants & Leisure - 0.9%
33,970	Brinker International Inc.	578,509
56,060	California Pizza Kitchen Inc *	745,037
57,720	CKE Restaurants Inc.	489,466

	Total Hotels, Restaurants & Leisure	1,813,012

Household Durables - 2.0%
50,923	Snap-on Inc.	1,463,527
95,790	Tupperware Brands Corp.	2,492,456

	Total Household Durables	3,955,983

Leisure Equipment & Products - 0.9%
327,450	Callaway Golf Co.	1,660,172

Specialty Retail - 2.4%
21,064	Buckle Inc.	669,203
135,914	Cato Corp., Class A Shares	2,370,340
55,610	Penske Automotive Group Inc.	925,351
57,120	Williams-Sonoma Inc.	678,014

	Total Specialty Retail	4,642,908

Textiles, Apparel & Luxury Goods - 3.2%
64,310	Carter’s Inc. *	1,582,669
125,110	Hanesbrands Inc. *	1,877,901
100,160	Movado Group Inc.	1,055,686
133,687	Timberland Co., Class A Shares *	1,774,027

	Total Textiles, Apparel & Luxury Goods	6,290,283

	TOTAL CONSUMER DISCRETIONARY	23,994,657

CONSUMER STAPLES - 3.5%
Food & Staples Retailing - 1.4%
54,610	Casey’s General Stores Inc.	1,402,931
37,580	Weis Markets Inc.	1,259,681

	Total Food & Staples Retailing	2,662,612

Food Products - 1.2%
170,205	Del Monte Foods Co.	1,596,523
61,680	Smithfield Foods Inc. *	861,670

	Total Food Products	2,458,193

Household Products - 0.9%
180,680	Central Garden and Pet Co., Class A Shares *	1,779,698

	TOTAL CONSUMER STAPLES	6,900,503

ENERGY - 3.7%
Energy Equipment & Services - 1.4%
22,360	Gulf Island Fabrication Inc.	353,959
184,780	ION Geophysical Corp. *	474,885
44,074	Matrix Service Co. *	505,969
36,100	National-Oilwell Varco Inc. *	1,179,026

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

SHARES	SECURITY	VALUE
Energy Equipment & Services - 1.4% (continued)
37,433	Superior Well Services Inc. *	$222,726

	Total Energy Equipment & Services	2,736,565

Oil, Gas & Consumable Fuels - 2.3%
33,480	Bill Barrett Corp. *	919,361
92,572	Denbury Resources Inc. *	1,363,586
21,020	St. Mary Land & Exploration Co.	438,687
47,492	XTO Energy Inc.	1,811,345

	Total Oil, Gas & Consumable Fuels	4,532,979

	TOTAL ENERGY	7,269,544

FINANCIALS - 29.1%
Capital Markets - 4.1%
21,650	Affiliated Managers Group Inc. *	1,259,813
135,820	Cohen & Steers Inc.	2,030,509
95,320	Duff & Phelps Corp., Class A Shares	1,694,790
25,810	GAMCO Investors Inc., Series A	1,251,785
100,220	Raymond James Financial Inc.	1,724,786
1,095	Teton Advisors Inc. (a)(b)*	0

	Total Capital Markets	7,961,683

Commercial Banks - 10.5%
206,875	Cascade Financial Corp.	446,850
117,678	Central Pacific Financial Corp.	441,292
26,800	City National Corp.	987,044
192,710	CoBiz Financial Inc.	1,235,271
52,688	Cullen/Frost Bankers Inc.	2,429,971
43,465	East-West Bancorp Inc.	282,088
348,211	First Security Group Inc.	1,323,202
61,319	IBERIABANK Corp.	2,416,582
345,200	KeyCorp	1,808,848
33,362	PAB Bankshares Inc. *	85,407
122,210	Signature Bank *	3,314,335
50,560	SVB Financial Group *	1,376,243
20,540	Tompkins Trustco Inc.	984,893
169,145	Umpqua Holdings Corp.	1,312,565
124,840	Wintrust Financial Corp.	2,007,427

	Total Commercial Banks	20,452,018

Diversified Financial Services - 1.2%
78,466	Financial Federal Corp.	1,612,476
129,925	Thomas Weisel Partners Group Inc. *	782,149

	Total Diversified Financial Services	2,394,625

Insurance - 6.2%
96,020	Allied World Assurance Holdings Ltd.	3,920,497
19,530	Arch Capital Group Ltd. *	1,144,068
136,674	CNA Surety Corp. *	1,843,732
68,230	EMC Insurance Group Inc.	1,419,866
365,470	Meadowbrook Insurance Group Inc.	2,386,519
57,850	Zenith National Insurance Corp.	1,257,659

	Total Insurance	11,972,341

Real Estate Investment Trusts (REITs) - 6.5%
131,100	BioMed Realty Trust Inc.	1,341,153
149,900	CB Richard Ellis Group Inc., Class A Shares *	1,403,064
47,960	Cogdell Spencer Inc.	205,748
14,630	Corporate Office Properties Trust	429,098
92,173	Cousins Properties Inc.	783,471
13,780	EastGroup Properties Inc.	455,016
71,220	Jones Lang LaSalle Inc.	2,331,031
232,194	LaSalle Hotel Properties	2,865,274
41,420	Mid-America Apartment Communities Inc.	1,520,528

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

SHARES	SECURITY	VALUE
Real Estate Investment Trusts (REITs) - 6.5% (continued)
13,230	Saul Centers Inc.	$391,211
32,150	Senior Housing Properties Trust	524,688
17,760	Washington Real Estate Investment Trust	397,291

	Total Real Estate Investment Trusts (REITs)	12,647,573

Thrifts & Mortgage Finance - 0.6%
124,040	Westfield Financial Inc.	1,123,802

	TOTAL FINANCIALS	56,552,042

HEALTH CARE - 6.6%
Biotechnology - 2.0%
52,882	iShares Nasdaq Biotechnology Index Fund *	3,847,695

Health Care Equipment & Supplies - 0.5%
137,563	National Dentex Corp. *	895,535

Health Care Providers & Services - 3.3%
142,941	Cross Country Healthcare Inc. *	982,005
87,250	LifePoint Hospitals Inc. *	2,290,312
133,760	RehabCare Group Inc. *	3,200,877

	Total Health Care Providers & Services	6,473,194

Health Care Technology - 0.6%
173,301	MedQuist Inc.	1,053,670

Life Sciences Tools & Services - 0.2%
105,400	Enzo Biochem Inc. *	466,922

	TOTAL HEALTH CARE	12,737,016

INDUSTRIALS - 17.5%
Aerospace & Defense - 1.1%
87,274	Orbital Sciences Corp. *	1,323,947
54,360	Spirit AeroSystems Holdings Inc. *	746,906

	Total Aerospace & Defense	2,070,853

Building Products - 1.5%
182,722	Gibraltar Industries Inc.	1,255,300
77,470	Simpson Manufacturing Co. Inc.	1,674,902

	Total Building Products	2,930,202

Commercial Services & Supplies - 0.7%
38,441	United Stationers Inc. *	1,340,822

Construction & Engineering - 1.9%
79,532	EMCOR Group Inc. *	1,600,184
115,890	Tutor Perini Corp. *	2,011,850

	Total Construction & Engineering	3,612,034

Electrical Equipment - 1.6%
73,860	GrafTech International Ltd. *	835,357
57,930	Regal-Beloit Corp.	2,300,979

	Total Electrical Equipment	3,136,336

Machinery - 6.0%
107,726	Albany International Corp., Class A Shares	1,225,922
125,660	Altra Holdings Inc. *	941,193
46,431	IDEX Corp.	1,140,810
56,719	Kaydon Corp.	1,846,770
45,126	Kennametal Inc.	865,517
47,430	Mueller Industries Inc.	986,544
125,860	RBC Bearings Inc. *	2,573,837
64,618	Wabtec Corp.	2,078,761

	Total Machinery	11,659,354

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

SHARES	SECURITY	VALUE
Marine - 1.1%
65,180	Kirby Corp. *	$2,072,072

Professional Services - 1.4%
39,161	COMSYS IT Partners Inc. *	229,092
35,890	Korn/Ferry International *	381,870
130,346	TrueBlue Inc. *	1,094,906
29,775	Watson Wyatt Worldwide Inc., Class A Shares	1,117,456

	Total Professional Services	2,823,324

Road & Rail - 1.7%
69,110	J.B. Hunt Transport Services Inc.	2,109,928
34,850	Landstar System Inc.	1,251,464

	Total Road & Rail	3,361,392

Trading Companies & Distributors - 0.5%
89,470	Rush Enterprises Inc., Class A Shares *	1,042,325

	TOTAL INDUSTRIALS	34,048,714

INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 3.4%
30,501	Bel Fuse Inc., Class B Shares	489,236
67,312	Black Box Corp.	2,252,933
123,590	Digi International Inc. *	1,205,002
137,960	Plantronics Inc.	2,608,824

	Total Communications Equipment	6,555,995

Computers & Peripherals - 0.4%
45,447	Rimage Corp. *	754,875

IT Services - 1.4%
193,117	Perot Systems Corp., Class A Shares *	2,767,366

Semiconductors & Semiconductor Equipment - 7.6%
426,960	Entegris Inc. *	1,161,331
333,930	Exar Corp. *	2,400,957
262,420	Fairchild Semiconductor International Inc. *	1,834,316
165,980	OmniVision Technologies Inc. *	1,724,532
351,660	ON Semiconductor Corp. *	2,412,388
93,650	Varian Semiconductor Equipment Associates Inc. *	2,246,663
244,340	Verigy Ltd. *	2,973,618

	Total Semiconductors & Semiconductor Equipment	14,753,805

Software - 5.4%
104,510	Citrix Systems Inc. *	3,332,824
100,233	EPIQ Systems Inc. *	1,538,576
563,400	Lawson Software Inc. *	3,143,772
58,562	McAfee Inc. *	2,470,731

	Total Software	10,485,903

	TOTAL INFORMATION TECHNOLOGY	35,317,944

MATERIALS - 4.3%
Chemicals - 0.6%
62,320	Ferro Corp.	171,380
23,690	Koppers Holdings Inc.	624,705
85,150	PolyOne Corp. *	230,757

	Total Chemicals	1,026,842

Containers & Packaging - 0.8%
46,762	AptarGroup Inc.	1,579,153

Metals & Mining - 2.7%
39,150	Carpenter Technology Corp.	814,711
20,660	Cliffs Natural Resources Inc.	505,550
82,940	Haynes International Inc. *	1,965,678

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP VALUE FUND

Schedule of Investments (unaudited) (continued)	June 30, 2009

SHARES	SECURITY	VALUE
Metals & Mining - 2.7% (continued)
94,510	Horsehead Holding Corp. *	$704,100
19,340	Kaiser Aluminum Corp.	694,499
23,180	Olympic Steel Inc.	567,215
	Total Metals & Mining	5,251,753
Paper & Forest Products - 0.2%
121,390	Louisiana-Pacific Corp. *	415,154
	TOTAL MATERIALS	8,272,902
UTILITIES - 3.7%
Electric Utilities - 2.1%
21,257	MGE Energy Inc.	713,172
220,980	NV Energy Inc.	2,384,374
44,630	Portland General Electric Co.	869,393
	Total Electric Utilities	3,966,939
Gas Utilities - 1.3%
27,954	New Jersey Resources Corp.	1,035,416
34,954	Northwest Natural Gas Co.	1,549,161
	Total Gas Utilities	2,584,577
Multi-Utilities - 0.3%
49,410	CMS Energy Corp.	596,872
	TOTAL UTILITIES	7,148,388
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $218,042,147)	192,241,710

FACE AMOUNT
SHORT-TERM INVESTMENT ‡ 1.9%
Repurchase Agreement - 1.9%
$3,634,000	Interest in $489,946,000 joint tri-party repurchase agreement dated 6/30/09 with Greenwich Capital Markets Inc., 0.080% due 7/1/09; Proceeds at maturity - $3,634,008; (Fully collateralized by various U.S. government agency obligations, 1.750% to 6.625% due 8/18/09 to 2/20/29; Market value - $3,706,699) (Cost - $3,634,000)	3,634,000
	TOTAL INVESTMENTS - 100.8% (Cost - $221,676,147#)	195,875,710
	Liabilities in Excess of Other Assets - (0.8)%	(1,602,793)
	TOTAL NET ASSETS - 100.0%	$194,272,917

†	Under the Statement of Financial Accounting Standards No 157 (“FAS 157”), all securities are deemed Level 1. Please refer to Note 1 of the Notes to Financial Statements.

*	Non-income producing security.

‡	Under FAS 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Financial Statements.

(a)	Illiquid security.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs	Total
Common Stocks and/or Other Equity Investments †	$192,241,710	—	—	$192,241,710
Short-Term Investments †	—	$3,634,000	—	3,634,000

Total	$192,241,710	$3,634,000		$195,875,710

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$29,728,707
Gross unrealized depreciation	(55,529,144)

Net unrealized depreciation	$(25,800,437)

Notes to Schedule of Investments (unaudited) (continued)

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

At June 30, 2009, the Fund did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: August 27, 2009

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak Chief Financial Officer

Date: August 27, 2009